Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated December 1, 2008 to the

Prospectus dated October 1, 2008 (the “Prospectus”)

Effective December 1, 2008, the first two paragraphs under the heading “Management of ProShares Trust – Portfolio Management” are hereby replaced with the following:

Each Fund is managed by an investment team overseen by Todd Johnson and Howard S. Rubin.

Todd Johnson, ProShare Advisors – Chief Investment Officer since December 2008. ProFund Advisors – Chief Investment Officer since December 2008. World Asset Management – Managing Director and Chief Investment Officer from 1994 to November 2008.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated December 1, 2008 to the

Statement of Additional Information dated October 1, 2008 (the “SAI”)

Under the heading “Investment Advisor – Portfolio Management” in the SAI, the reference to George Foster is hereby deleted in the table, which is revised to reflect the following:

Name of Portfolio Manager	Dollar Range of Funds Currently Owned
Todd Johnson*	None
* Information as of December 1, 2008.

Further, under the heading “Investment Advisor – Portfolio Managers’ Compensation – Other Accounts Managed by Portfolio Managers” in the SAI, the reference to George Foster is hereby deleted in the table, which is revised to reflect the following:

Name of Portfolio Manager	Number of All Registered Investment Companies Managed/Total Assets	Number of All Other Pooled Investment Vehicles Managed/Total Assets	Number of All Other Accounts Managed/ Total Assets
Todd Johnson*	177/$23.77 billion	0/$0	28/$1.36 billion

*	Number of All Registered Investment Companies Managed and Number of All Other Accounts Managed information as of December 1, 2008; Total Assets information as of November 28, 2008.

Please retain this supplement for future reference.